Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GreenHaven Continuous Commodity Index Fund
Entity Central Index Key	0001379606
Trading Symbol	gcc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	S-3/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1 TO FORM S-3
Document Period End Date	Dec. 31, 2012